LONG-TERM DEBT - Summary of interest rates on the debt, excluding the impact of swaps and commitment fees - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Debt Instrument [Line Items]
Effective interest rate	4.98%	4.76%	4.98%	4.56%
Minimum
Debt Instrument [Line Items]
Range of interest rates (excluding impact of swaps and unused commitment fees)	4.53%	4.50%	4.53%	3.89%
Maximum
Debt Instrument [Line Items]
Range of interest rates (excluding impact of swaps and unused commitment fees)	5.86%	5.59%	6.06%	5.59%